Borrowings - Summary of Detailed Composition of Capital Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9,307	€ 12,061	[1]	€ 13,635
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,745	1,774
Capital funding [member] | EUR 500 million unsecured notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon date	August 30
Borrowings issued year	2017
Capital funding [member] | EUR 75 Million Medium-Term Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	4.625%
Coupon date	December 9
Borrowings issued year	2004
Borrowings maturity year	2019
Borrowings		78
Capital funding [member] | USD 500 Million Senior Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	5.75%
Coupon date	Semi-annually
Borrowings issued year	2005
Borrowings maturity year	2020
Borrowings	€ 461	457
Capital funding [member] | EUR 500 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	1.00%
Coupon date	December 8
Borrowings issued year	2016
Borrowings maturity year	2023
Borrowings	€ 497	496
Capital funding [member] | GBP 250 Million Medium-Term Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.125%
Coupon date	December 15
Borrowings issued year	1999
Borrowings maturity year	2031
Borrowings	€ 293	277
Capital funding [member] | GBP 400 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.625%
Coupon date	Semi-annually
Borrowings issued year	2009
Borrowings maturity year	2039
Borrowings	€ 467	440
Capital funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 26	€ 26

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.